Fair Value of Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value of Assets and Liabilities
Summary of financial assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Fair Value
March 31, 2020
Assets
Money market accounts	$4,117,161	$—	$—	$4,117,161
Total assets measured at fair value	$4,117,161	$—	$—	$4,117,161

Liabilities
Acquisition-related contingent consideration-short term	$—	$—	$7,675,000	$7,675,000
Acquisition-related contingent consideration-long term	—	—	5,050,000	5,050,000
Interest rate swap agreements-short term	—	5,373,647	—	5,373,647
Interest rate swap agreements-long term	—	13,675,476	—	13,675,476
Total liabilities measured at fair value	$—	$19,049,123	$12,725,000	$31,774,123

	Level 1	Level 2	Level 3	Fair Value
December 31, 2019
Assets
Money market accounts	$54,014,591	$—	$—	$54,014,591
Total assets measured at fair value	$54,014,591	$—	$—	$54,014,591

Liabilities
Acquisition-related contingent consideration-short term	$—	$—	$4,825,000	$4,825,000
Acquisition-related contingent consideration-long term	—	—	9,900,000	9,900,000
Interest rate swap agreements-short term	—	2,157,324	—	2,157,324
Interest rate swap agreements-long term	—	6,181,964	—	6,181,964
Total liabilities measured at fair value	$—	$8,339,288	$14,725,000	$23,064,288

	Level 1	Level 2	Level 3	Fair Value
December 31, 2019
Assets
Money market accounts	$54,014,591	$—	$—	$54,014,591
Total assets measured at fair value	$54,014,591	$—	$—	$54,014,591

Liabilities
Acquisition-related contingent consideration obligations-short term	$—	$—	$4,825,000	$4,825,000
Acquisition-related contingent consideration obligations-long term	—	—	9,900,000	9,900,000
Interest rate swap agreements	—	8,339,288	—	8,339,288
Total liabilities measured at fair value	$—	$8,339,288	$14,725,000	$23,064,288

	Level 1	Level 2	Level 3	Fair Value
December 31, 2018
Assets
Money market accounts	$16,126,899	$—	$—	$16,126,899
Interest rate swap agreement	—	943,134	—	943,134
Total assets measured at fair value	$16,126,899	$943,134	$—	$17,070,033

Liabilities
Acquisition-related contingent consideration obligations-short term	$—	$—	$13,625,000	$13,625,000
Acquisition-related contingent consideration obligations-long term	—	—	1,625,000	1,625,000
Interest rate swap agreements	—	396,302	—	396,302
Total liabilities measured at fair value	$—	$396,302	$15,250,000	$15,646,302

Reconciliation of contingent consideration liabilities related to acquisitions

Three Months Ended March 31, 2020	Beginning Balance	Additions	Payments	Change in Fair Value	Ending Balance
Contingent consideration - Level 3 liabilities	$14,725,000	$—	$—	$(2,000,000)	$12,725,000

Three Months Ended March 31, 2019	Beginning Balance	Additions	Payments	Change in Fair Value	Ending Balance
Contingent consideration - Level 3 liabilities	$15,250,000	$1,500,000	$(12,000,000)	$—	$4,750,000

Year Ended December 31, 2019	Beginning Balance	Additions	Payments	Gain	Ending Balance
Contingent consideration	$15,250,000	$12,625,000	$(13,000,000)	$(150,000)	$14,725,000
Total Level 3 liabilities	$15,250,000	$12,625,000	$(13,000,000)	$(150,000)	$14,725,000

Year Ended December 31, 2018
Contingent consideration	$—	$15,250,000	$—	$—	$15,250,000
Total Level 3 liabilities	$—	$15,250,000	$—	$—	$15,250,000